Annual Total Returns[BarChart] - Nationwide Global Sustainable Equity Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.84%)	18.16%	27.90%	0.22%	(7.38%)	8.50%	24.62%	(7.99%)	29.42%	20.56%